                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2010

                      If amended report check here: _____

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of August, 2010.

                                          By: /s/ William M Lane
                                          _________________________________
                                          William M Lane, Vice President
                                          for Torray LLC

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Torray LLC

June 30, 2010

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
Item 1                Item 2  Item 3     Item 4      Item 5             Item 6            Item 7             Item 8
                      Title               Fair                          Invest                          Voting Authority
                        of    CUSIP      Market      Total    --------------------------          -----------------------------
Name of Issuer        Class   Number     Value       Shares   (a)Sole (b)Shared (c)Other Managers  (a) Sole  (b) Shared (c)None
--------------        ------ --------- ----------- ---------- ------- --------- -------- -------- ---------- ---------- -------
AT&T Inc............. common 00206R102  12,104,676    500,400    X                         All       476,400     0       24,000
Abbott
 Laboratories........ common 002824100  11,181,449    239,022    X                         All       227,322     0       11,700
American Express
 Company............. common 025816109  10,212,746    257,248    X                         All       244,123     0       13,125
Applied Materials,
 Inc................. common 038222105  11,065,324    920,576    X                         All       878,519     0       42,057
Automatic Data
 Processing,
 Inc................. common 053015103  10,757,311    267,196    X                         All       253,596     0       13,600
Baxter International
 Inc................. common 071813109   7,636,256    187,900    X                         All       178,200     0        9,700
Becton Dickinson
 and Company......... common 075887109  10,788,771    159,550    X                         All       150,250     0        9,300
Chubb
 Corporation......... common 171232101  11,062,212    221,200    X                         All       209,900     0       11,300
Cisco Systems,
 Inc................. common 17275R102  12,632,014    592,774    X                         All       560,974     0       31,800
Cintas
 Corporation......... common 172908105  12,587,031    525,116    X                         All       499,916     0       25,200
The Walt Disney
 Company............. common 254687106   8,240,180    261,593    X                         All       248,018     0       13,575
du Pont (E.I.) de
 Nemours............. common 263534109  10,683,122    308,850    X                         All       290,250     0       18,600
EMC Corporation...... common 268648102  12,692,258    693,566    X                         All       657,432     0       36,134
Gannett Co., Inc..... common 364730101   6,255,158    464,722    X                         All       440,922     0       23,800
General Dynamics
 Corporation......... common 369550108   9,480,864    161,900    X                         All       152,200     0        9,700
General Electric
 Company............. common 369604103  10,140,562    703,229    X                         All       669,649     0       33,580
Intel Corporation.... common 458140100  12,225,298    628,550    X                         All       596,550     0       32,000
International
 Business
 Machines............ common 459200101  14,668,189    118,790    X                         All       113,290     0        5,500
Johnson &
 Johnson............. common 478160104  13,351,104    226,060    X                         All       214,399     0       11,661
Kraft Foods Inc...... common 50075N104  14,016,800    500,600    X                         All       471,900     0       28,700
LaBranche & Co
 Inc................. common 505447102   6,082,317  1,421,102    X                         All     1,347,399     0       73,703
Loews
 Corporation......... common 540424108  14,854,595    445,950    X                         All       424,650     0       21,300
Marsh & McLennan
 Companies,
 Inc................. common 571748102  13,584,684    602,425    X                         All       570,952     0       31,473
McGraw-Hill
 Companies Inc....... common 580645109  10,985,687    390,394    X                         All       369,994     0       20,400
O'Reilly
 Automotive,
 Inc................. common 686091109   9,594,517    201,735    X                         All       189,235     0       12,500
The Procter &
 Gamble
 Company............. common 742718109  14,332,941    238,962    X                         All       227,262     0       11,700
3M Company........... common 88579Y101  11,169,186    141,400    X                         All       133,500     0        7,900
UnitedHealth Group
 Inc................. common 91324P102  12,238,242    430,924    X                         All       408,224     0       22,700
Verizon
 Communications
 Inc................. common 92343V104     280,200     10,000    X                         All        10,000     0            0
Wellpoint, Inc....... common 94973V107  10,802,276    220,770    X                         All       209,370     0       11,400
Wells Fargo &
 Company............. common 949746101  11,520,000    450,000    X                         All       426,800     0       23,200
The Western Union
 Company............. common 959802109  13,093,962    878,200    X                         All       832,700     0       45,500
                                       -----------
                                       350,319,927 13,370,704                                     12,683,896            686,808
                                       ===========
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